Note 10 - Finance Income and Expense - Finance Income and Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Statement Line Items [Line Items]
Foreign exchange gain	$ 1,150	$ 173	$ 2,176
Interest income	6	0	0
Total finance income	1,156	173	2,176
Related party loan interest payable	3,801	3,351	1,986
Convertible loan notes and preference shares interest payable	254	217	1,228
Waived dividends on convertible preference shares	0	0	(327)
Waived dividends on convertible loan notes	0	0	(668)
Debtor invoice finance interest payable	100	24	7
Lease liability interest payable	171	133	42
Bank interest payable	47	3	0
Foreign exchange losses	2,704	4,709	92
Other finance costs	289	167	90
Total finance expense	$ 7,366	$ 8,604	$ 2,450